Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ (818)	$ 0	$ (2,976)	$ (1,396)
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(800)	$ 0	(3,000)	$ (1,400)
Restructuring Reserve	$ 1,300		$ 1,300		$ 500